EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2025
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

38.EVENTS AFTER THE REPORTING PERIOD

$30 Million 7.00% Senior Convertible Note due 2028

On January 18, 2026 SCHMID entered into an investment agreement with an institutional investor, Linden Advisors LP, to sell, and on January 21, 2026 sold senior convertible notes in an aggregate principal amount of $30.0 million convertible into ordinary shares of the Company together with the issuance of warrants to purchase ordinary shares of the Company in a private placement to the Investor. The notes bear interest at a rate of 7% per annum, compounded quarterly and payable in kind, subject to the Company’s option to elect cash settlement upon prior notice. The notes have a two‑year maturity and will mature on January 21, 2028, unless previously converted into ordinary shares of the Company. The notes were issued at 98% of principal amount pursuant to an indenture and were structured to be funded in two tranches: (i) the first tranche of $15.0 million was funded on January 21, 2026 and (ii) parts of the second tranche of $15.0 million was funded on March 5, 2026.

Following the issuance of the second tranche, the purchasers of the convertible notes issued six separate conversion notices, converting an aggregate principal amount of $12 million into 2,197,898 new ordinary shares of the Company.

As a result of these conversions, the total number of outstanding shares increased to 57,800,864. This number includes 5,000,000 non‑voting earn‑out shares held by Anette Schmid and Christian Schmid, which are subject to cancellation on April 30, 2027, should the share price not reach $15.00 with respect to 2,500,000 earn‑out shares, or $18.00 with respect to the remaining 2,500,000 earn‑out shares.

Secured Two‑Tranche Term Loan Facility

In Q1 2026, SCHMID agreed with the lender of the term loan facility not to draw the second tranche (up to € 7,500 thousand). This does not affect the First tranche incentive options or the conversion right of the first tranche and therefore has no accounting implications.

XJ Harbour Set-off agreement

The XJ Harbour deal was signed in November 2025 and was at this time irrevocably agreed between the parties, only subject to a shareholders’ meeting approval win the shareholders’ meeting held on December 23, 2025 which approved the issuance. The actual issuance occurred on January 16, 2026, when SCHMID issued 12,540,539 new ordinary shares, which were registered in the name of XJ Harbour HK Limited. The share issuance was carried out pursuant to the Subscription & Set‑off Agreement and served to fully and irrevocably settle the outstanding claims of XJ Harbour against the Company by way of a debt‑equity swap.

Standby Equity Purchase Agreement (“SEPA”)

On May 12, 2026, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with an institutional investor, YA II PN, Ltd. (“Yorkville”), providing SCHMID access to equity financing of up to USD 30.0 million at its discretion, for 24 months from the signing date. Under the terms of the SEPA, the Group paid a commitment fee of 0.5% of the USD 30.0 million equity line to secure the SEPA facility, and Yorkville is contractually obligated, subject to customary conditions, to purchase the SHMD shares over time upon the Company’s exercise of drawdown notices. The purchase price will be based on one of two pricing options selected by the Company. Under Option 1, the purchase price will equal 97% of the VWAP of the SHMD shares on the day of drawdown notice receipt. Under Option 2, the purchase price will equal 99% of the lowest daily VWAP of the SHMD shares during the three consecutive trading days commencing on the drawdown notice date.

The SEPA enables the Group to raise equity capital at its discretion, with the ability to issue shares to the investor on a periodic (including daily) basis. This structure provides the Group with a committed source of capital and significant flexibility as to the timing and amount of any equity issuances, allowing management to access liquidity if and when required, or to refrain from drawing on the facility if sufficient liquidity is available from operations or other sources.

Set-off of €30.8 million financial liabilities through planned share issuances

On April 24, 2026 SCHMID entered into separate subscription, set‑off and debt assumption agreements with Anette Schmid, Christian Schmid, Christine Schmid and Schmid Grundstücke GmbH & Co. KG, all of whom are shareholders or related parties of the

Company. Under these arrangements, existing financial liabilities with an aggregate amount of €30.8 million are intended to be settled through the issuance of new ordinary shares of the Company. In connection with the transaction, debt assumption agreements were entered into with the Company’s wholly-owned subsidiary, Gebr. Schmid GmbH.

The contemplated share issuances are subject to approval by a shareholders’ meeting scheduled for May 20, 2026. The number of shares to be issued will be determined based on the five‑trading‑day volume‑weighted average price (VWAP) of the Company’s shares immediately preceding the board approval following the shareholders’ meeting. For liabilities amounting to €2.4 million (to be off-set in relation to the financial liabilities to Christine Schmid), the issue price will be determined by applying a 20% discount to the relevant VWAP.